RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Aug. 16, 2024	Aug. 13, 2024	Dec. 01, 2023	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025	Sep. 15, 2025	Jul. 28, 2025	Jul. 21, 2025	Jul. 02, 2025	Jan. 31, 2025
Related Party Transaction [Line Items]
Forgiveness of receivable related party				$ 37,432				$ 146,617
Loan from related party					$ 196,844		1,138,570
Polomar Note [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Repayments of related party debt		$ 522,788
Loan from related party		$ 700,000
Note principal amount					808,875.30		716,402.67
Accrued interest					88,674.44		29,508.91
Lender exchanged amount					$ 300,000
Share issued upon loan exchange		60
Prime interest rate					12.00%
Polomar Note [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Note principal amount													$ 597,549.74
Prime interest rate													12.00%
CWR 1 LLC [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Repayments of related party debt	$ 157,622.56
Loan from related party	$ 250,000
Note principal amount					$ 450,000		380,330.30
Accrued interest							$ 12,328.51
CWR Note II [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Shares issued					90
Aggregate amount												$ 113,000
CWR Note II [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Prime interest rate									7.00%		12.00%	12.00%
Maximum borrowing amount											$ 100,000	$ 150,000
Aggregate amount										$ 113,000	$ 128,499.22
Common stock shares issued and outstanding interest rate												21.00%
Interest rate												27.00%
CWR Note II [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock shares issued and outstanding interest rate												18.00%
Interest rate												24.00%
Daniel Gordon [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Note principal amount														$ 10,000
Mr Gordon [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate												48.00%
Mr Gordon [Member] | Promissory Note and Loan Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Interest rate												42.00%
Shareholder [Member]
Related Party Transaction [Line Items]
Other liabilities								4,697
Repayments of debt								67,568
Adjustments to additional paid in capital, other			$ 109,185
Related Party [Member] | Polomar Note [Member] | Promissory Note and Loan Agreement [Member]
Related Party Transaction [Line Items]
Note principal amount					$ 808,875.30
Accrued interest					$ 88,674.44
Shareholder [Member]
Related Party Transaction [Line Items]
Payments for advance to affiliate								40,000
Repayments of related party debt								2,568
Director Affiliate Advance [Member]
Related Party Transaction [Line Items]
Payments for advance to affiliate								$ 113,882
Debt instrument, interest rate during period								0.00%